MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS - Disclosure of detailed information about significant royalties payable (Details)	Dec. 31, 2025 $ / tonne
El Porvenir and El Curso properties at Guanaceví mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount of net smelter royalty	12
El Porvenir and El Curso properties at Guanaceví mine [Member] | Less than or equal to $15 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	4.00%
El Porvenir and El Curso properties at Guanaceví mine [Member] | Greater than $15 dollars and up to $20 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	9.00%
El Porvenir and El Curso properties at Guanaceví mine [Member] | Greater than $20 dollars and up to $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	13.00%
El Porvenir and El Curso properties at Guanaceví mine [Member] | Greater than $25 dollars per oz [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	16.00%
Grupo Mexico Royalty at Terronera Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	2.00%
Pitarrilla, exploration in Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	1.25%
San Patricio, La Palmilla, exploration in Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	1.00%